UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-1899

Dreyfus Research Growth Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	2/29
Date of reporting period:	11/30/2012

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Research Growth Fund Inc.
November 30, 2012 (Unaudited)

Common Stocks--98.7%	Shares		Value ($)
Automobiles & Components--.9%
Delphi Automotive	272,800		9,272,472
Capital Goods--7.6%
Caterpillar	59,081		5,036,064
Cummins	139,380		13,681,541
Danaher	252,110		13,606,377
Eaton	289,020	a	15,075,283
Fluor	240,240		12,751,939
Precision Castparts	85,110		15,608,323
			75,759,527
Consumer Durables & Apparel--2.0%
PVH	97,360		11,156,482
Under Armour, Cl. A	175,430	a,b	9,092,537
			20,249,019
Consumer Services--2.8%
Las Vegas Sands	173,910		8,112,902
Royal Caribbean Cruises	224,690		7,920,323
Starbucks	225,460		11,694,610
			27,727,835
Diversified Financials--3.6%
Discover Financial Services	290,440		12,085,208
IntercontinentalExchange	35,290	b	4,663,574
Moody's	234,420		11,388,124
T. Rowe Price Group	111,440		7,206,825
			35,343,731
Energy--5.1%
EOG Resources	153,110		18,008,798
Exxon Mobil	84,200		7,421,388
National Oilwell Varco	96,700		6,604,610
Schlumberger	254,580		18,233,020
			50,267,816
Food & Staples Retailing--3.8%
Kroger	112,400		2,949,376
Wal-Mart Stores	280,060		20,169,921
Whole Foods Market	155,640		14,530,550
			37,649,847
Food, Beverage & Tobacco--8.3%
Coca-Cola Enterprises	402,740		12,557,433
Dr. Pepper Snapple Group	72,700		3,260,595
Kraft Foods Group	181,260	b	8,196,577
Mondelez International	272,190		7,046,999
PepsiCo	330,760		23,222,660
Philip Morris International	315,280		28,337,366
			82,621,630
Health Care Equipment & Services--3.0%
Cerner	98,520	b	7,607,714
McKesson	147,230		13,908,818
WellCare Health Plans	116,740	b	5,635,040
WellPoint	37,400		2,090,660
			29,242,232
Materials--4.5%

Eastman Chemical	221,980		13,507,483
Monsanto	198,230		18,155,886
PPG Industries	106,760		13,267,065
			44,930,434
Media--2.0%
News, Cl. A	361,950		8,918,448
Viacom, Cl. B	218,310		11,266,979
			20,185,427
Pharmaceuticals, Biotech & Life Sciences--10.8%
Alexion Pharmaceuticals	95,620	b	9,181,433
Allergan	104,240		9,668,260
Amgen	34,300		3,045,840
Biogen Idec	74,350	b	11,084,842
Bristol-Myers Squibb	334,160		10,903,641
Eli Lilly & Co.	190,280		9,331,331
Gilead Sciences	241,700	b	18,127,500
Illumina	207,120	a,b	11,124,415
Onyx Pharmaceuticals	84,300	b	6,362,121
United Therapeutics	32,000	b	1,681,600
Vertex Pharmaceuticals	129,280	b	5,144,051
Watson Pharmaceuticals	128,010	b	11,266,160
			106,921,194
Retailing--10.5%
Amazon.com	109,090	b	27,496,135
Dick's Sporting Goods	111,140		5,835,961
Dollar General	135,280	b	6,764,000
Home Depot	305,150		19,856,111
Limited Brands	139,360		7,267,624
Macy's	217,360		8,411,832
Nordstrom	120,180		6,500,536
O'Reilly Automotive	37,200	b	3,499,776
priceline.com	17,000	b	11,273,720
Urban Outfitters	203,090	b	7,656,493
			104,562,188
Semiconductors & Semiconductor Equipment--4.6%
Analog Devices	291,440		11,832,464
Broadcom, Cl. A	335,170	b	10,852,805
Texas Instruments	552,500		16,282,175
Xilinx	204,720		7,093,548
			46,060,992
Software & Services--16.1%
Activision Blizzard	180,000		2,059,200
Citrix Systems	121,300	b	7,418,708
Google, Cl. A	51,396	b	35,893,425
International Business Machines	17,900		3,402,253
Intuit	185,590		11,118,697
LinkedIn, Cl. A	81,410	b	8,803,677
MasterCard, Cl. A	32,420		15,843,006
Microsoft	168,101		4,474,849
Oracle	961,660		30,869,286
Paychex	224,770		7,314,016
Red Hat	197,300	b	9,746,620
Salesforce.com	68,390	b	10,783,051
Teradata	103,290	b	6,143,689
VMware, Cl. A	61,240	b	5,569,778
			159,440,255
Technology Hardware & Equipment--9.9%

Apple	83,343		48,778,991
EMC	816,620	b	20,268,508
QUALCOMM	466,120		29,654,554
			98,702,053
Transportation--3.2%
FedEx	137,280		12,290,678
Union Pacific	158,240		19,428,707
			31,719,385
Total Common Stocks
(cost $799,981,236)			980,656,037

Other Investment--1.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $12,369,375)	12,369,375	[c]	12,369,375
Investment of Cash Collateral for
Securities Loaned--2.9%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $28,943,453)	28,943,453	[c]	28,943,453
Total Investments (cost $841,294,064)	102.8%		1,021,968,865
Liabilities, Less Cash and Receivables	(2.8%)		(27,984,679)
Net Assets	100.0%		993,984,186

a Security, or portion thereof, on loan. At November 30, 2012, the value of the fund's securities on loan was $28,213,671 and the value of the collateral held by the fund was $28,943,453.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

At November 30, 2012, net unrealized appreciation on investments was $180,674,801 of which $188,301,678 related to appreciated investment securities and $7,626,877 related to depreciated investment securities. At November 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	16.1
Pharmaceuticals, Biotech & Life Sciences	10.8
Retailing	10.5
Technology Hardware & Equipment	9.9
Food, Beverage & Tobacco	8.3
Capital Goods	7.6
Energy	5.1
Semiconductors & Semiconductor Equipment	4.6
Materials	4.5
Money Market Investments	4.1
Food & Staples Retailing	3.8
Diversified Financials	3.6
Transportation	3.2
Health Care Equipment & Services	3.0
Consumer Services	2.8
Consumer Durables & Apparel	2.0
Media	2.0
Automobiles & Components	.9
102.8

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	980,656,037	-	-	980,656,037
Mutual Funds	41,312,828	-	-	41,312,828

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Research Growth Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	January 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	January 24, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	January 24, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)